UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  March 31, 2003
                                              ---------------------------

Check here if Amendment [ ]; Amendment Number:
                                              -------
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          JGD Management Corp.
          ------------------------------------------
Address:       350 Park Avenue
          ------------------------------------------
               New York, NY  10022
          ------------------------------------------

          ------------------------------------------

Form 13F File Number:  28-05440
                     --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Adam J. Semler
      -------------------------------------------
Title:      Chief Financial Officer
      -------------------------------------------
Phone:      (212) 651-0500
      -------------------------------------------

Signature, Place and Date of Signing:

 /s/ Adam J. Semler           New York, NY           5-6-03
---------------------   ------------------------  -----------
    [Signature]               [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number        Name

     28-
        --------------           -----------------------------------
     [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                          -----------------------

Form 13F Information Table Entry Total:     57,707,333
                                          -----------------------

Form 13F Information Table Value Total:  $ 850,720,415
                                          -----------------------


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number       Name

               28-
     ----         -------------           ----------------------
     [Repeat as necessary.]

-----------------------------------------------------------------------------------------------------------------

              Item 1:                       Item 2:          Item 3:             Item 4:              Item 5:
                                                                                                     Shares of
          Name of Issuer                    Title of         CUSIP             Fair Market           Principal
                                             Class           Number               Value               Amount

-----------------------------------------------------------------------------------------------------------------
GUCCI GROUP NV                              COMMON          401566104           29,318,118             307,608
-----------------------------------------------------------------------------------------------------------------
ADVANCED AUTO PARTS COM                     COMMON          00751Y10            28,697,986             620,497
-----------------------------------------------------------------------------------------------------------------
AMERICAN ELEC PWR INC COM                   COMMON          02553710             5,918,150             259,000
-----------------------------------------------------------------------------------------------------------------
AOL TIME WARNER INC COM                     COMMON          00184A105           21,720,000           2,000,000
-----------------------------------------------------------------------------------------------------------------
AT&T CORP COM WIRLES GRP                    COMMON          001957406           19,800,000           3,000,000
-----------------------------------------------------------------------------------------------------------------
BALLARD PWR SYS INC COM                     COMMON          05858H10             1,410,000             150,000
-----------------------------------------------------------------------------------------------------------------
BE AEROSPACE INC COM                        COMMON          07330210             1,824,000             960,000
-----------------------------------------------------------------------------------------------------------------
CABLEVISION SYSTEMS CORP CL A               COMMON          12686C109           21,363,750           1,125,000
-----------------------------------------------------------------------------------------------------------------
COCA-COLA CO                                COMMON          191216100           25,392,497             627,285
-----------------------------------------------------------------------------------------------------------------
DADE BEHRING INC                            COMMON          23342J20            53,389,800           2,847,456
-----------------------------------------------------------------------------------------------------------------
DYNEGY INC NEW CL A                         COMMON          26816Q101              913,500             350,000
-----------------------------------------------------------------------------------------------------------------
FOMENTO ECONOM MEX S A SPON ADR UNITS       COMMON          34441910             3,346,263             100,579
-----------------------------------------------------------------------------------------------------------------
FRANKLIN BANK CORP CL A 144A                COMMON          35244810             3,000,000             300,000
-----------------------------------------------------------------------------------------------------------------
FREMONT GEN CORP COM                        COMMON          357288109               69,500              10,000
-----------------------------------------------------------------------------------------------------------------
GART SPORTS CO COM                          COMMON          366630101            6,678,000             350,000
-----------------------------------------------------------------------------------------------------------------
GEMSTAR-TV GUIDE INTL COM                   COMMON          36866W106           10,742,256           2,927,843
-----------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP CL H NEW                  COMMON          370442832           16,800,000           1,500,000
-----------------------------------------------------------------------------------------------------------------
GLOBIX CORP                                 COMMON          37957F20             3,291,410           1,316,564
-----------------------------------------------------------------------------------------------------------------
ICO GLOBAL COM HLDG LTD                     COMMON          44930K108            1,277,400           1,064,500
-----------------------------------------------------------------------------------------------------------------
JETBLUE AIRWAYS CO                          COMMON          47714310             1,385,500              50,000
-----------------------------------------------------------------------------------------------------------------
K MART CORP COM                             COMMON          482584109               11,103              99,136
-----------------------------------------------------------------------------------------------------------------
KINDER MORGAN INC KANS COM                  COMMON          49455P10            21,677,265             481,717
-----------------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE WARRANTS (@30)  4/20/06  WARRANTS        494580111              123,936              72,477
-----------------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE WARRANTS(@33.33)4/20/06  WARRANTS        494580129              203,614             181,798
-----------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP - A                      COMMON          53071810            29,676,500           3,050,000
-----------------------------------------------------------------------------------------------------------------
LIQUIDMETAL TECHNOLOGI COM                  COMMON          53634X10               327,672              60,456
-----------------------------------------------------------------------------------------------------------------
MOTIENT CORP                                COMMON          61990830             6,122,536           2,186,620
-----------------------------------------------------------------------------------------------------------------
NEXTWAVE                                    COMMON          65332M103            9,929,131           5,673,789
-----------------------------------------------------------------------------------------------------------------
NORTEL NETWORKS CORP COM                    COMMON          656569100            4,689,501           2,254,568
-----------------------------------------------------------------------------------------------------------------
NOVAMERICAN STL INC COM                     COMMON          66995910                 2,700                 300
-----------------------------------------------------------------------------------------------------------------
PG&E CORP                                   COMMON          69331C108           19,457,967           1,446,689
-----------------------------------------------------------------------------------------------------------------
PRUDENTIAL FINL INC COM                     COMMON          74432010            21,208,853             725,089
-----------------------------------------------------------------------------------------------------------------
PXRE GROUP LTD COM                          COMMON          G7301810            20,853,811             971,300
-----------------------------------------------------------------------------------------------------------------
REGAL ENTMT GROUP CL A                      COMMON          75876610               897,500              50,000
-----------------------------------------------------------------------------------------------------------------
RITE AID CORP COM                           COMMON          767754104            2,534,959           1,131,678
-----------------------------------------------------------------------------------------------------------------
SEARS ROEBUCK & CO                          COMMON          812387108            6,230,700             258,000
-----------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW COM                       COMMON          902124106           22,632,970           1,759,951
-----------------------------------------------------------------------------------------------------------------
U S INDUSTRIES INC NEW                      COMMON          912080108           12,870,000           3,250,000
-----------------------------------------------------------------------------------------------------------------
VALERO ENERGY CORP NEW COM                  COMMON          91913Y10             3,103,500              75,000
-----------------------------------------------------------------------------------------------------------------
WASHINGTON GROUP INTL INC                   COMMON          93886220             5,413,668             308,647
-----------------------------------------------------------------------------------------------------------------
WELLPOINT HEALTH NETWORKS INC               COMMON          94973H108           21,202,034             276,248
-----------------------------------------------------------------------------------------------------------------
XCEL ENERGY INC COM                         COMMON          98389B10             3,202,500             250,000
-----------------------------------------------------------------------------------------------------------------
DEVON ENERGY CORP NEW COM                   COMMON          25179M103            4,677,340              97,000
-----------------------------------------------------------------------------------------------------------------
OCEAN ENERGY INC DEL COM                    COMMON          67481E106           11,750,000             587,500
-----------------------------------------------------------------------------------------------------------------
CITIGROUP INC COM                           COMMON          17296710            37,895,000           1,100,000
-----------------------------------------------------------------------------------------------------------------
STILWELL FINL INC COM                       COMMON          860831106            5,304,915             465,752
-----------------------------------------------------------------------------------------------------------------
DREYERS GRAND ICE CREA COM                  COMMON          26187810             5,283,432              76,218
-----------------------------------------------------------------------------------------------------------------
DREYERS GRAND ICE CRM COM WHEN ISSUED       COMMON          261877104            7,209,800              94,000
-----------------------------------------------------------------------------------------------------------------
PROBUSINESS SERVICES COM                    COMMON          74267410             1,332,000             100,000
-----------------------------------------------------------------------------------------------------------------
SCIOS INC COM                               COMMON          80890510             6,676,103             151,523
-----------------------------------------------------------------------------------------------------------------
PRICE COMMUNICATIONS COM NEW                COMMON          74143730             9,699,201             810,970
-----------------------------------------------------------------------------------------------------------------
HOUSEHOLD INTERNATIONAL INC                 COMMON          441815107           75,061,249           2,659,860
-----------------------------------------------------------------------------------------------------------------
PHARMACIA CORP COM                          COMMON          71713U10           117,858,357           2,721,902
-----------------------------------------------------------------------------------------------------------------
BETA BRANDS INC COM                         COMMON          08658R108               36,230             354,500
-----------------------------------------------------------------------------------------------------------------
RIVER BANK AMERICA-N.Y.                     COMMON          74925410               639,000             127,800
-----------------------------------------------------------------------------------------------------------------
HOME CITY FINL CORP COM                     COMMON          43706C100              223,170              17,300
-----------------------------------------------------------------------------------------------------------------
ADELPHIA COMMUNICATION PFD CV E 7.5%        PREFERRED       00684850                 4,250              25,000
-----------------------------------------------------------------------------------------------------------------
ADELPHIA COMMUNICATION PFD CV SER D         PREFERRED       006848402              136,500              45,500
-----------------------------------------------------------------------------------------------------------------
CALPINE CAP TR TIDES CV 5.75%               PREFERRED       131346207              213,040               8,000
-----------------------------------------------------------------------------------------------------------------
EIX TR I QUIPS A 7.875%                     PREFERRED       26854020               667,200              27,800
-----------------------------------------------------------------------------------------------------------------
EIX TR II QUIPS B 8.60%                     PREFERRED       26853P20             1,047,500              41,900
-----------------------------------------------------------------------------------------------------------------
INTERMEDIA COMMUNICATN PFD B EXCH13.5       PREFERRED       45880140               900,000               5,000
-----------------------------------------------------------------------------------------------------------------
LIBERTY GROUP PUBG INC PFD SREX14.75%       PREFERRED       530553304            1,542,640              96,415
-----------------------------------------------------------------------------------------------------------------
LORAL PREFERRED STOCK 6.00% 11/01/06 SER C  PREFERRED       564621495            1,322,565             264,513
-----------------------------------------------------------------------------------------------------------------
LORAL PREFERRED STOCK 6.00% 2/15/07 SER D   PREFERRED       564623053              450,000              90,000
-----------------------------------------------------------------------------------------------------------------
MCI CAP 8% (WORLDCOM)                       PREFERRED       55267Y20                73,500              10,000
-----------------------------------------------------------------------------------------------------------------
EL PASO CORP   CLL OPT 10.0000 4/19/03      CALL OPTION     2NA99A63                60,550              12,110
-----------------------------------------------------------------------------------------------------------------
SEARS ROEBUCK  CLL OPT 20.0000 04192003     CALL OPTION     8123879DD              880,000               2,000
-----------------------------------------------------------------------------------------------------------------
DREYERS GRAND  CLL OPT 65.0000 06212003     CALL OPTION     2618789FM              850,000               1,000
-----------------------------------------------------------------------------------------------------------------
AON CORP       CLL OPT 20.0000 01172004     CALL OPTION     3N699E30               300,000               1,000
-----------------------------------------------------------------------------------------------------------------
GUCCI GRP N V  CLL OPT 90.0000 01172004     CALL OPTION     4019089AR            2,100,000               2,500
-----------------------------------------------------------------------------------------------------------------
MCLEOUDUSA INC WARRANTS                     WARRANTS        582266110              101,357             337,858
-----------------------------------------------------------------------------------------------------------------
NEXTWAVE WARRANTS                           WARRANTS                                24,671              24,671
-----------------------------------------------------------------------------------------------------------------
WTS BESTEL S A DE C V                       WARRANTS        08658T112                    0              15,305
-----------------------------------------------------------------------------------------------------------------
WTS MOTIENT CORP EXP                        WARRANTS        61990830               325,000             312,500
-----------------------------------------------------------------------------------------------------------------
SPX CORP COM                                COMMON          784635104              880,167              25,766
-----------------------------------------------------------------------------------------------------------------
ACCREDO HEALTH INC COM                      COMMON          00437V10             3,176,239             130,500
-----------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON COM                       COMMON          478160104           16,234,734             280,538
-----------------------------------------------------------------------------------------------------------------
AMGEN INC COM                               COMMON          03116210             4,582,189              79,621
-----------------------------------------------------------------------------------------------------------------
MATTEL INC COM                              COMMON          577081102              513,000              22,800
-----------------------------------------------------------------------------------------------------------------
NATIONSBANK CORP                            COMMON          629525957            3,982,461              59,582
-----------------------------------------------------------------------------------------------------------------
NEWMONT MINING CORP COM                     COMMON                               4,496,126             171,936
-----------------------------------------------------------------------------------------------------------------
PFIZER INC COM                              COMMON          717081103            8,699,747             279,196
-----------------------------------------------------------------------------------------------------------------
PNC BANK CORP COM                           COMMON          693475105            3,748,511              88,450
-----------------------------------------------------------------------------------------------------------------
CHEVRONTEXACO CORPORATION COM               COMMON          166751107           12,046,170             186,329
-----------------------------------------------------------------------------------------------------------------
VIACOM CLASS B                              COMMON          925524308            3,249,184              88,970
-----------------------------------------------------------------------------------------------------------------
DEUTSCHE TELEKOM AG SPONSORED ADR           COMMON          251566105            1,086,914              98,631
-----------------------------------------------------------------------------------------------------------------
WALT DISNEY CO                              COMMON          254687106            3,819,288             224,400
-----------------------------------------------------------------------------------------------------------------
WASHINGTON MUTUAL INC                       COMMON          939322103           10,579,413             299,955
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO-NEW                        COMMON          949746101            9,492,890             211,000
-----------------------------------------------------------------------------------------------------------------
DEUTSCHE TELEKOM AG-REG                     COMMON                                 764,604              69,308
-----------------------------------------------------------------------------------------------------------------
RTS COAST FEDERAL LITIGATION                COMMON          19034Q110               13,658             273,159
-----------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                                                 $850,720,415          57,707,333
-----------------------------------------------------------------------------------------------------------------

                               [table continued]

                               [table continued]

------------------------------------------------------------------------------------------------------------------------------------
                                                            Item 6:                                              Item 8:
                  Item 1:                           Investment Discretion                 Item 7:           Voting Authority Shares
                                             ---------------------------------------------------------------------------------------
              Name of Issuer                            (b) Shared-                      Managers
                                              (a) Sole      as defined   (c) Shared -   See Instr. V    (a) Sole (b) Shared (c) None
                                                            by Instr. V       Other
------------------------------------------------------------------------------------------------------------------------------------
GUCCI GROUP NV                                   X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED AUTO PARTS COM                          X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN ELEC PWR INC COM                        X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
AOL TIME WARNER INC COM                          X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
AT&T CORP COM WIRLES GRP                         X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
BALLARD PWR SYS INC COM                          X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
BE AEROSPACE INC COM                             X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
CABLEVISION SYSTEMS CORP CL A                    X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
COCA-COLA CO                                     X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
DADE BEHRING INC                                 X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
DYNEGY INC NEW CL A                              X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
FOMENTO ECONOM MEX S A SPON ADR UNITS            X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN BANK CORP CL A 144A                     X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
FREMONT GEN CORP COM                             X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
GART SPORTS CO COM                               X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
GEMSTAR-TV GUIDE INTL COM                        X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP CL H NEW                       X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
GLOBIX CORP                                      X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
ICO GLOBAL COM HLDG LTD                          X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
JETBLUE AIRWAYS CO                               X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
K MART CORP COM                                  X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN INC KANS COM                       X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE WARRANTS (@30)  4/20/06       X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE WARRANTS(@33.33)4/20/06       X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP - A                           X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
LIQUIDMETAL TECHNOLOGI COM                       X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
MOTIENT CORP                                     X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
NEXTWAVE                                         X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
NORTEL NETWORKS CORP COM                         X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
NOVAMERICAN STL INC COM                          X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
PG&E CORP                                        X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL FINL INC COM                          X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
PXRE GROUP LTD COM                               X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
REGAL ENTMT GROUP CL A                           X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
RITE AID CORP COM                                X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
SEARS ROEBUCK & CO                               X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW COM                            X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
U S INDUSTRIES INC NEW                           X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
VALERO ENERGY CORP NEW COM                       X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON GROUP INTL INC                        X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
WELLPOINT HEALTH NETWORKS INC                    X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
XCEL ENERGY INC COM                              X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY CORP NEW COM                        X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
OCEAN ENERGY INC DEL COM                         X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC COM                                X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
STILWELL FINL INC COM                            X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
DREYERS GRAND ICE CREA COM                       X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
DREYERS GRAND ICE CRM COM WHEN ISSUED            X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
PROBUSINESS SERVICES COM                         X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
SCIOS INC COM                                    X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
PRICE COMMUNICATIONS COM NEW                     X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD INTERNATIONAL INC                      X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
PHARMACIA CORP COM                               X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
BETA BRANDS INC COM                              X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
RIVER BANK AMERICA-N.Y.                          X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
HOME CITY FINL CORP COM                          X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
ADELPHIA COMMUNICATION PFD CV E 7.5%             X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
ADELPHIA COMMUNICATION PFD CV SER D              X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CAP TR TIDES CV 5.75%                    X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
EIX TR I QUIPS A 7.875%                          X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
EIX TR II QUIPS B 8.60%                          X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIA COMMUNICATN PFD B EXCH13.5            X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GROUP PUBG INC PFD SREX14.75%            X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
LORAL PREFERRED STOCK 6.00% 11/01/06 SER C       X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
LORAL PREFERRED STOCK 6.00% 2/15/07 SER D        X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
MCI CAP 8% (WORLDCOM)                            X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
EL PASO CORP   CLL OPT 10.0000 4/19/03           X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
SEARS ROEBUCK  CLL OPT 20.0000 04192003          X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
DREYERS GRAND  CLL OPT 65.0000 06212003          X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
AON CORP       CLL OPT 20.0000 01172004          X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
GUCCI GRP N V  CLL OPT 90.0000 01172004          X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
MCLEOUDUSA INC WARRANTS                          X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
NEXTWAVE WARRANTS                                X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
WTS BESTEL S A DE C V                            X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
WTS MOTIENT CORP EXP                             X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
SPX CORP COM                                     X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
ACCREDO HEALTH INC COM                           X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON COM                            X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
AMGEN INC COM                                    X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
MATTEL INC COM                                   X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
NATIONSBANK CORP                                 X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
NEWMONT MINING CORP COM                          X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC COM                                   X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
PNC BANK CORP COM                                X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
CHEVRONTEXACO CORPORATION COM                    X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
VIACOM CLASS B                                   X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE TELEKOM AG SPONSORED ADR                X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
WALT DISNEY CO                                   X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON MUTUAL INC                            X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO-NEW                             X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE TELEKOM AG-REG                          X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
RTS COAST FEDERAL LITIGATION                     X                                                          X
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS
------------------------------------------------------------------------------------------------------------------------------------